Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

November 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)
File Nos.: 333-181202 and 811-22708

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Mid-Cap Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, Brown Advisory Mortgage Securities Fund,  Brown Advisory Sustainable Bond Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund and Brown Advisory Beutel Goodman Large-Cap Value Fund (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated October 31, 2018, and filed electronically as Post‑Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:	Ben Cohn, Brown Advisory Funds
Patrick W.D. Turley, Dechert LLP